Business Combinations and Deconsolidations - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Oct. 08, 2018 CNY (¥)	Dec. 05, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 ¥ / shares
Business Acquisition [Line Items]
Cash consideration					¥ 41,522
News Republic
Business Acquisition [Line Items]
Percentage of shares to dispose of (as a percent)				100.00%
Total consideration from disposal				¥ 566,044
Amount in Exchange for equity interest				¥ 329,710
Deconsolidation gain						¥ 839,834	$ 120,635		¥ 232,673
Increase decrease in loss per share if deconsolidation not occurred | (per share)							$ 0.09			¥ 0.61
Youloft HK [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Percentage of shares to dispose of (as a percent)			24.80%
Total consideration from disposal			¥ 97,450
Ownership interest, subsequent to transaction								21.90%
Youloft HK [Member] | Deconsolidation of Subsidiaries [Member] | Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation gain								¥ 176,442
Live me [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Ownership interest, subsequent to transaction						49.60%	49.60%
Business combination in 2019 [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 25,000	$ 3,591